Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade And Other Payables
Schedule of trade and other payables

	March 31,
	2025	2026
Trade payables	1,677,434	1,791,109
Accrued expenses	447,600	475,226
Refund and other payables	828,035	555,491
Total	2,953,069	2,821,826
Current	2,953,069	2,821,826
Total	2,953,069	2,821,826